Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	0 Months Ended	1 Months Ended		3 Months Ended									12 Months Ended			3 Months Ended					1 Months Ended		3 Months Ended		12 Months Ended			13 Months Ended			3 Months Ended		12 Months Ended			0 Months Ended	3 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended	13 Months Ended
	Oct. 11, 2013 positions	Feb. 27, 2012	Jan. 24, 2012 Rate	Nov. 30, 2013	Aug. 31, 2013	May 31, 2013	Feb. 28, 2013	Nov. 30, 2012	Aug. 31, 2012	May 31, 2012	Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011	Nov. 30, 2013 Minimum [Member]	Nov. 30, 2013 Maximum [Member]	Nov. 30, 2013 Research and development expense [Member]	Nov. 30, 2013 Cost of sales [Member]	Nov. 30, 2013 General and administrative expense [Member]	Feb. 27, 2012 Convertible Notes [Member]	Feb. 27, 2012 Convertible Preferred Stock [Member]	Nov. 30, 2013 Development and License Agreement [Member]	Nov. 30, 2012 Development and License Agreement [Member]	Aug. 31, 2013 Development and License Agreement [Member]	Aug. 31, 2012 Development and License Agreement [Member]	Aug. 31, 2011 Development and License Agreement [Member]	Nov. 30, 2013 Development and License Agreement [Member]	Dec. 31, 2011 Development and License Agreement [Member]	Dec. 20, 2007 Development and License Agreement [Member]	Nov. 30, 2013 Several Agreements [Member]	Nov. 30, 2012 Several Agreements [Member]	Aug. 31, 2013 Several Agreements [Member]	Aug. 31, 2012 Several Agreements [Member]	Aug. 31, 2011 Several Agreements [Member]	Dec. 16, 2008 Software License and Collaboration Agreement [Member]	Nov. 30, 2013 Software License and Collaboration Agreement [Member]	Nov. 30, 2012 Software License and Collaboration Agreement [Member]	Aug. 31, 2013 Software License and Collaboration Agreement [Member]	Aug. 31, 2012 Software License and Collaboration Agreement [Member]	Aug. 31, 2011 Software License and Collaboration Agreement [Member]	Jan. 31, 2010 Ceres Sementes do Brasil Ltda [Member]	Aug. 31, 2012 Buildings [Member]	Nov. 30, 2013 Buildings [Member]
Accounting Policies [Line Items]
Percentage of ownership																																										99.90%
Reverse stock split ratio			0.3333
Share issued in initial public offering		5,750,000
Underwriters exercise of public offering over-allotment, shares		750,000
IPO price, per share		$ 13.00
Proceeds from issuance shares under initial public offering		$ 65,158,000												$ 65,158,000
Conversion of Convertible Securities, shares																					1,098,575	15,353,221
Conversion of preferred stock warrants to purchase common stock		20,511
Net loss				(8,205,000)	(7,331,000)	(9,323,000)	(8,966,000)	(6,894,000)	(6,623,000)	(8,416,000)	(6,831,000)	(7,540,000)	(32,511,000)	(29,410,000)	(36,336,000)
Accumulated deficit				(282,789,000)	(274,584,000)				(242,073,000)				(274,584,000)	(242,073,000)
Workforce reduction, number of positions impacted	17
Severance expense				900,000														500,000	300,000	100,000
Payments related to severance expense				200,000
Remaining severance expense to be paid				700,000
Expected first year cash savings				5,000,000
Expected annual cash savings after first year																8,000,000	10,000,000
Workforce reduction, estimated charges				1,600,000
Workforce reduction, estimated cost of continuation of salary and benefits				400,000
Workforce reduction, estimated severance costs				1,200,000
Cash equivalents				7,314,000	8,881,000				16,769,000				8,881,000	16,769,000
Property repair cost																																												150,000
Impairment of long lived assets																																											1,026,000
Proceeds from insurance to cover repair costs																																											1,000,000
Gain on termination																												550,000
Collaborative research and government grants				743,000				1,952,000					4,781,000	4,939,000	6,500,000								0	758,000	758,000	933,000	1,683,000				633,000	661,000	2,355,000	2,416,000	3,120,000		0	388,000	1,180,000	750,000	243,000
Proceeds from license fee and milestone payments																													7,500,000	7,500,000
License agreement term																													6 years	5 years
Grants receivable																															2,286,000
Expected receivables from collaborative agreement																																				$ 1,500,000
Receivables from agreement payment term																																				4 years 6 months